LONG-TERM LOANS FROM OTHERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of long-term loans from others
	December 31,
	2023	2022
	US Dollars in thousands
Long-term loans from others *	3,920	7,367
Less – current maturities	(3,601)	(3,585)
	319	3,782

(*) The balance is composed of loans received from an acquirer of the Group.
(**) The carrying amount of the credit and loans from others reasonably approximate their fair value.